FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, Credit risk (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of external credit grades [abstract]
Bank balances	$ 21,870	$ 8,873
Disclosure of financial assets [abstract]
Financial assets at amortised cost	84,726	80,556
AA [Member]
Disclosure of external credit grades [abstract]
Bank balances	0	670
AA- [Member]
Disclosure of external credit grades [abstract]
Bank balances	0	3,081
A-1+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	1,553	212
A-1 [Member]
Disclosure of external credit grades [abstract]
Bank balances	94	123
A+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	4,295	847
A [Member]
Disclosure of external credit grades [abstract]
Bank balances	2,803	265
A- [Member]
Disclosure of external credit grades [abstract]
Bank balances	1	102
A2 [Member]
Disclosure of external credit grades [abstract]
Bank balances	0	0
A3 [Member]
Disclosure of external credit grades [abstract]
Bank balances	0	0
B- [Member]
Disclosure of external credit grades [abstract]
Bank balances	2,693	0
B+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	819	0
BA3 [Member]
Disclosure of external credit grades [abstract]
Bank balances	165	0
BB+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	62	0
BBB+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	7,834	2,201
BBB [Member]
Disclosure of external credit grades [abstract]
Bank balances	1,528	1,361
BBB- [Member]
Disclosure of external credit grades [abstract]
Bank balances	0	0
Non - Rated [Member]
Disclosure of external credit grades [abstract]
Bank balances	23	11
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	3,427	3,303
Trade Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	53,436	63,025
Other Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	4,406	3,587
Due from Related Parties [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	1,587	1,768
Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	$ 21,870	$ 8,873